Accumulated Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 9,238	$ 8,601
Net current period other comprehensive income (loss)	104	(174)
Ending Balance	10,150	9,238
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(79)	95
Other comprehensive income (loss) before reclassifications	(19)	(175)
Amounts reclassified from accumulated other comprehensive income loss	123	1
Net current period other comprehensive income (loss)	104	(174)
Ending Balance	25	(79)
Unrealized (loss) gain on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	52	253
Other comprehensive income (loss) before reclassifications	(42)	(201)
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	(42)	(201)
Ending Balance	10	52
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	30	4
Other comprehensive income (loss) before reclassifications	5	26
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	5	26
Ending Balance	35	30
(Losses) gains on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1	(1)
Other comprehensive income (loss) before reclassifications	18	0
Amounts reclassified from accumulated other comprehensive income loss	(1)	2
Net current period other comprehensive income (loss)	17	2
Ending Balance	18	1
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1)	(1)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	0	0
Ending Balance	(1)	(1)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(161)	(160)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income loss	124	(1)
Net current period other comprehensive income (loss)	124	(1)
Ending Balance	$ (37)	$ (161)